Net charges related to Ukraine Conflict - Schedule of Impairments Recognized as a Result of Conflict in Ukraine (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ (1,288)	$ 2,666
(Recoveries) write-offs and impairments of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	(15)	3,160
Write-Off
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict		2,900
Impairment
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict		295
Insurance proceeds received
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	(1,254)	0
Derecognition of lease-related assets and liabilities
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	0	(237)
Letters of credit receipts and other collections
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ (19)	$ (257)